Fees Summary	Apr. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 184,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	25,410.40
Total Offset Amount	0.00
Net Fee	$ 25,410.40